Average Annual Total Returns{- Franklin Small Cap Value VIP Fund} - FTVIP Class 4-57 - Franklin Small Cap Value VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.23%	7.88%	11.28%	22.39%	6.99%	10.57%